Goodwill and Intangible Assets - Additional Information (Detail) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 10, 2018 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) market	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) market
Finite-Lived Intangible Assets [Line Items]
Proceeds from the sale of intangible assets		$ 0	$ 53,693	$ 53,693	$ 0	$ 0
Amortization expense related to intangible assets		$ 20,300	22,700	$ 90,900	101,800	116,900
Definite-lived intangible assets, remaining amortization period		4 years		3 years 10 months 10 days
Finite-lived patents, gross		$ 300		$ 300
Goodwill		$ 835,404		$ 834,855	836,970	$ 835,233
Spectrum Licenses
Finite-Lived Intangible Assets [Line Items]
Number of mid-sized metropolitan markets | market				40		40
Indefinite-lived Intangible Assets Acquired						$ 31,300
Lease agreements term						7 years
Patents
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets				$ 1,700	$ 2,000
Spectrum Leases | Verizon | Spectrum Licenses
Finite-Lived Intangible Assets [Line Items]
Proceeds from the sale of intangible assets	$ 55,000		55,000
Extinguishment of debt, amount	(27,900)		(27,900)
Indefinite-lived intangible assets, written off related to sale of business unit	31,300		31,300
Indefinite-lived intangible assets, regulatory costs	1,300		1,200
Net gain (loss) on disposal	$ 50,400		$ 50,400